Liabilities for Employee Benefits, Net - Schedule of Key Actuarial Assumptions (Details)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Key Actuarial Assumptions [Abstract]
Discount rate	5.53%	5.50%
The expected weighted average cost of capital on plans’ assets	5.57%	5.56%
Expected pay rise rate	2.39%	2.41%